                                                       -------------------------
                                                        OMB APPROVAL
                                                       -------------------------
                                                        OMB Number: 3235-0570

                                                        Expires: Nov. 30, 2005

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                                                        hours per response: 5.0
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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number  811-6423
                                                     ------------

                        Hilliard Lyons Growth Fund, Inc.
      ---------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

                P.O. Box 32760 , Louisville, Kentucky 40232-2760
      ---------------------------------------------------------------------

               (Address of principal executive offices)   (Zip code)

      Joseph C. Curry Jr.                          William A. Strench
      Hilliard Lyons Growth Fund, Inc.             Frost, Brown & Todd PLLC
      P.O. Box 32760                               3200 Providian Center
      Louisville, Kentucky 40232-2760              Louisville, Kentucky 40202

                    (Name and address of agents for service)

Registrant's telephone number, including area code:     (502) 588-8602
                                                    ---------------------------

Date of fiscal year end:   December 31
                         -------------------

Date of reporting period:  June 30, 2003
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 35

ITEM 1.      REPORTS TO STOCKHOLDERS.

             The Semi-Annual Report to Stockholders follows.

Hilliard Lyons Growth Fund

Dear Shareholder:

    The stock market rebounded strongly during the second quarter in anticipation of an economic recovery later in the year. The Standard & Poor's 500 Index posted its strongest quarterly performance since 1998, gaining 15.4%. The Dow Jones Industrial Average posted a 13.1% gain and the Fund gained 12.5% for the quarter. This recent stock market rally was fueled by the quick victory in Iraq, a sweeping tax cut enacted by Congress, and another interest rate cut imposed by the Federal Reserve Board. Policy makers have the levers pulled in hopes of fostering more economic activity.

    Lance Armstrong recently won his 5/th/ consecutive Tour de France, a remarkable feat by any standard. The three-week race hosts twenty stages and is known for its grueling length and brutal test of endurance. The object of the Tour is not to finish each stage in the top slot, but finish with the best overall time at the end of the three weeks. This year, Lance Armstrong won only one stage of the Tour de France. However, his consistent performance day after day propelled him into the champion's circle. Mr. Armstrong, who overcame cancer, symbolizes the type of company in which we look to invest. We seek the consistent performer focused on long term results, not the hot company that may win the performance race for a quarter or two.

    For the first six months of 2003, the Fund returned 5.3%. For the same six-month period, the S&P 500 returned 11.7% and the Dow Jones Industrial Average gained 9.0%. The Fund lagged the S&P 500 over this recent time frame due to very strong performance in generally low quality stocks. Data gathered from Baseline show that the best performing equity issues in 2003 are those that performed the worst in 2002. For example, the top twenty-five performing stocks in the S&P 500 this year (through June 30/th/) fell an average of 55% last year. This rally in low quality stocks was especially notable in the technology sector. Twenty-five of the top 50 performing stocks in the S&P 500 this year are technology stocks, with an average return of 79%. The average P/E on these twenty-five companies is 43 times forward earnings, with no evidence yet that these earnings estimates will be met.

    According to Baseline, earnings estimates for the S&P Technology Index are expected to increase 20% annually over the next five years, despite posting only a 6% and 9% annual increase over the last 5 years and 10 years, respectively. Although current earnings are near cyclical lows, it remains difficult to see how technology companies will outpace the growth of the last decade when the Internet, and all its byproducts, came to life.

    While technology stocks are winning this year's performance race, many of the most consistent performing companies in corporate America are being ignored. We find timing short-term cyclical swings in the market to be difficult, if not impossible.

We look for companies that show consistent operating progress over all economic cycles. American International Group, Walgreen, Harley Davidson and Johnson & Johnson are examples of companies with impressive operating records over the near and long term, but whose stock price has lagged in this recent market rally. Given that the Fund holds a smaller number of stocks than most funds, we expect short-term performance to show wide variance from general indices. Over the long-term, however, we believe companies that show consistent above average growth in earnings will win the performance race.

    We thank you, our shareholders, for the confidence and encouragement you provide.


    Sincerely,

/s/ Shawn J. Ridley
 SHAWN J. RIDLEY
 Portfolio Manager

                       HILLIARD LYONS GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 June 30, 2003

COMMON STOCKS -- 98.7%
--------------------------------------------------------------------------------

                                                                 Market
      Shares    Company                               Cost       Value
      ------    -------                               ----       -----

                 INDUSTRIALS -- 3.7%
                ---------------------------------
                                                   ----------- -----------

      40,000    Dover Corp........................ $   471,745 $ 1,198,400
      10,000    General Electric Co...............      62,558     286,800
                                                   ----------- -----------
                                                       534,303   1,485,200

                 CONSUMER DISCRETION -- 26.5%
                ---------------------------------
                                                   ----------- -----------

      49,000*   Comcast CL A......................   1,519,196   1,478,820
      17,000    Gannet Inc........................     463,760   1,305,770
      52,000    Harley Davidson Inc...............     530,855   2,072,720
      60,000    Home Depot Inc....................   1,732,955   1,987,200
      31,000    Omnicom Group.....................   2,420,649   2,222,700
      38,000*   Viacom Inc........................   1,689,133   1,659,080
                                                   ----------- -----------
                                                     8,356,548  10,726,290

                 CONSUMER STAPLES -- 5.5%
                ---------------------------------
                                                   ----------- -----------

      27,000    Pepsico Inc.......................   1,153,370   1,201,500
      34,000    Walgreen Co.......................     240,902   1,023,400
                                                   ----------- -----------
                                                     1,394,272   2,224,900

                 FINANCIAL -- 25.7%
                ---------------------------------
                                                   ----------- -----------

      50,000    American International Group Inc..     504,341   2,759,000
      25,000    Cincinnati Financial Corp.........     406,683     927,250
      27,000    Federal Home Loan Mortgage Corp...     308,472   1,370,790
      40,000    Morgan Stanley Dean Witter Co.....   2,012,721   1,710,000
      50,500    SEI Investments Co................   1,427,575   1,616,000
      95,000    Synovus Financial Corp............   1,050,704   2,042,500
                                                   ----------- -----------
                                                     5,710,496  10,425,540

                 HEALTH CARE -- 17.5%
                ---------------------------------
                                                   ----------- -----------

      23,000.   Allergan Inc......................     242,446   1,773,300
      27,000    Cardinal Health...................   1,629,770   1,736,100
      36,000    Johnson & Johnson.................     345,625   1,861,200
      50,000    Pfizer Inc........................   1,659,556   1,707,500
                                                   ----------- -----------
                                                     3,877,397   7,078,100

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                 June 30, 2003

                                                                                         Market
       Shares                Company                                          Cost       Value
       ------                -------                                          ----       -----

                              INFORMATION TECHNOLOGY -- 19.8%
                             --------------------------------
                                                                           ----------- -----------

       54,000                Automatic Data Processing Inc................ $ 1,926,542 $ 1,828,440
      100,000*               Applied Materials Inc........................   2,212,500   1,586,000
        7,250                International Business Machines..............     617,702     598,125
       44,500                Microsoft Corp...............................   1,114,667   1,139,645
       85,000                Nokia Corp...................................   1,891,852   1,396,550
       50,000*               Waters Corp..................................   1,390,142   1,456,500
                                                                           ----------- -----------
                                                                             9,153,405   8,005,260
                                                                           ----------- -----------
                             Total Common Stocks.......................... $29,026,421 $39,945,290

                TOTAL INVESTMENTS (Cost -- $29,026,421) (98.7%)                        $39,945,290
                                                                                       ===========

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets for the Fund.

* Non-income producing security.


                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
                                 June 30, 2003

ASSETS:
Investments at market value:
 Common stocks (cost $29,026,421)................................................... $39,945,290
                                                                                     -----------
   Total investments................................................................  39,945,290
Cash................................................................................     565,562
Receivables:
 Investments sold...................................................................           0
 Dividends..........................................................................      41,395
 Capital shares sold................................................................      14,724
Prepaid expenses....................................................................      39,059
                                                                                     -----------
   Total Assets..................................................................... $40,606,030
LIABILITIES:
 Investments payable................................................................           0
 Due to adviser -- Note C...........................................................      18,043
 Capital shares redeemed............................................................      54,170
 Accrued expenses...................................................................      44,152
                                                                                     -----------
   Total Liabilities................................................................     116,365
                                                                                     ===========
NET ASSETS:
Common stock ($.001 par value; 150,000,000 shares authorized and 1,659,448 shares
  issued and outstanding)...........................................................       1,660
Paid-in surplus.....................................................................  27,280,397
Accumulated undistributed net realized gain on investments..........................   2,331,553
Net unrealized appreciation on investments..........................................  10,918,869
Accumulated net investment loss -- Note B...........................................     (42,814)
                                                                                     -----------
   Total Capital (Net Assets)....................................................... $40,489,665
                                                                                     ===========
Net assets
 Investor A shares.................................................................. $34,368,927
 Investor B shares..................................................................   6,120,738
                                                                                     -----------
                                                                                     $40,489,665
                                                                                     ===========
Shares of capital stock
 Investor A shares..................................................................   1,400,558
 Investor B shares..................................................................     258,890
                                                                                     -----------
                                                                                       1,659,448
                                                                                     ===========
Net asset value
 Investor A shares -- redemption price per share.................................... $     24.54
                                                                                     ===========
 Investor B shares -- offering price per share*..................................... $     23.64
                                                                                     ===========
Maximum sales charge (Investor A)...................................................        4.75%
Maximum offering price per share (100%/(100%-maximum sales charge of net asset value
  adjusted to nearest cent) (Investor A)............................................ $     25.76
                                                                                     ===========

*Redemptionprice of Investor B shares varies based on length of time shares are held.

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                    For the six months ended June 30, 2003

INVESTMENT INCOME:

   Dividends (Net of foreign withholding taxes of ($4,099))........... $  236,558
   Interest...........................................................      1,451
                                                                       ----------
       Total investment income........................................    238,009

EXPENSES:

   Management fees -- Note C..........................................    158,295
   12b-1 expenses (Investor A) -- Note C..............................     41,603
   12b-1 expenses (Investor B) -- Note C..............................     31,457
   Transfer agent fees (Investor A)...................................     22,625
   Transfer agent fees (Investor B)...................................     29,865
   Custodian fees.....................................................     26,245
   Audit fees.........................................................     17,195
   Director's fees....................................................     18,100
   Shareholder reports................................................     12,670
   Insurance expense..................................................     18,444
   Legal fees.........................................................     14,480
   Filing fees........................................................      9,050
   Trade association..................................................      1,488
                                                                       ----------
                                                                          401,517
                                                                       ----------

   Waiver of management fees by Adviser -- Note C.....................   (120,694)
       Total expenses.................................................    280,823
                                                                       ----------
          Net investment loss.........................................    (42,814)

REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS:

   Net realized gain on investments -- Note B.........................  2,331,457
   Change in unrealized appreciation on investments...................   (258,892)
                                                                       ----------
       Net gain on investments........................................  2,072,565
                                                                       ----------
          Net increase in net assets resulting from operations........ $2,029,751
                                                                       ==========

                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                         For the six    For the year
                                                                        months ended        ended
                                                                        June 30, 2003 December 31, 2002
                                                                        ------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

   Net investment income...............................................  $   (42,814)   $   (236,476)
   Net realized gain on investments....................................    2,331,457       2,197,150
   Net change in unrealized appreciation on investments................     (258,892)    (15,419,006)
                                                                         -----------    ------------
       Net increase (decrease) in net assets from operations...........    2,029,751     (13,458,332)
DISTRIBUTIONS TO INVESTOR A SHAREHOLDERS FROM:

   Net investment income...............................................            0               0
   Net realized gain on investments....................................   (1,043,181)              0
                                                                         -----------    ------------
       Total distributions.............................................   (1,043,181)              0
DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS FROM:

   Net investment income...............................................            0               0
   Net realized gain on investments....................................     (198,021)              0
                                                                         -----------    ------------
       Total distributions.............................................     (198,021)              0
FROM CAPITAL SHARE TRANSACTIONS:

   Proceeds from 50,369 and 0 shares issued in reinvestment of
     dividends, respectively...........................................    1,221,338               0
   Proceeds from 48,105 and 94,718 shares sold, respectively...........    1,136,039       2,691,429
   Cost of 188,531 and 378,855 shares repurchased, respectively........   (4,445,988)     (9,973,449)
                                                                         -----------    ------------
       Net decrease in net assets from capital share transactions......   (2,088,611)     (7,282,020)
                                                                         -----------    ------------
          Total decrease in net assets.................................   (1,300,062)    (20,740,352)
NET ASSETS:

Beginning of period....................................................   41,789,727      62,530,079
                                                                         -----------    ------------
End of period (includes distribution in excess of net investment income
  of $0 and $0 respectively)...........................................  $40,489,665    $ 41,789,727
                                                                         ===========    ============


                      See notes to financial statements.

                       HILLIARD LYONS GROWTH FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ORGANIZATION

Hilliard Lyons Growth Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund was incorporated under the laws of the state of Maryland and commenced operations on January 6, 1992. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund issues two classes of shares: Investor A shares and Investor B shares. The Investor A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. Redemptions of Investor B shares made within 5 years of purchase are subject to a contingent deferred sales charge in accordance with the Fund's prospectus. Each Investor Class A and Class B share of the Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B shares bear the expense of higher distribution fees, which is expected to cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to its own distribution arrangements.

NOTE B -- ACCOUNTING POLICIES

SECURITY VALUATION: Securities traded on a national securities exchange are valued at the last sales price. All equity securities that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ official closing price ("NOCP"). Securities so traded for which there were no sales and other securities are valued at the mean of the most recent bid-asked quotations except that bonds not traded on a securities exchange nor quoted on the NASDAQ System will be valued at prices provided by a recognized pricing service unless the Adviser believes that such price does not represent a fair value. Each money market instrument having a maturity of 60 days or less from the valuation date is valued on an amortized cost basis. Other securities and assets will be valued at fair value, as determined in good faith by the Adviser under procedures established by, and under the supervision and responsibility of, the Fund's Board of Directors.

REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreement matures. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SHARE VALUATION: The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B shares is equal to the net asset value per share.

The redemption price per share of the Fund, including each class of shares, is equal to the net asset value per share. However, Class B shares are subject to a contingent deferred sales charge in accordance with the Fund's prospectus if redeemed within five years from the date of purchase.

FEDERAL INCOME TAXES: It is the policy of the Fund to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss and offset such losses against any future realized gains. The historical GAAP basis analysis of net assets does not materially differ from the tax basis components of net assets.

For the six months ended June 30, 2003, the cost and related gross unrealized appreciation and depreciation on a book and tax basis were as follows:

          Cost of investments for tax purposes.......... $29,026,421
                                                         -----------
          Gross tax unrealized appreciation............. $17,012,106
          Gross tax unrealized depreciation.............  (5,834,345)
                                                         -----------
          Net tax unrealized appreciation on investments $11,177,761
                                                         ===========

At June 30, 2003, the Fund had long-term capital gain distributable earnings of $2,331,553. During the period, the Fund distributed $1,241,202 of long-term capital gains.

DIVIDEND POLICY: It is the policy of the Fund to make distributions annually of its net investment income and its net realized capital gains, if any, at the end of the year in which earned or at the beginning of the next year. Dividends and capital gain distributions will normally be reinvested in additional shares at net asset value without a sales charge, unless otherwise elected at purchase.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent asset and liability, at the date of the financial statements and the reported amount of revenue and expenses during the reporting year. Estimates also affect the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

ALLOCATIONS BETWEEN CLASSES: Investment income earned, realized capital gains and losses and unrealized appreciation and depreciation for the Fund are allocated daily to each Class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged daily to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares based upon its proportionate share of total net assets of the Fund.

OTHER: The accounts of the Fund are kept on the accrual basis of accounting. Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date.

NOTE C -- RELATED PARTY TRANSACTION

The investment adviser, Hilliard Lyons Investment Advisors (the "Adviser") is a division of J. J. B. Hilliard, W. L. Lyons, Inc. Under the Investment Advisory Agreement, the Adviser receives a fee, accrued daily and paid quarterly, at an annual rate of .80% of the Fund's average daily net assets. The Adviser has voluntarily agreed to reduce the fee payable to it under the Advisory Agreement and, if necessary, reimburse the Fund on a quarterly basis, by the amount by which the Fund's total annualized operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses but including the Adviser's compensation) for the fiscal year ending December 31, 2003 exceed 1.30% of average daily net assets for Class A share investors and 2.05% for Class B share investors. For the six months ended June 30, 2003, the waiver of the management fees amounted to $16,205 for the Class A share investors and $2,387 for Class B share investors. In addition management reimbursed $4,801 of other expenses for Class B share investors.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Fund reimburses the Distributor quarterly at an annualized rate of up to .25% for Class A share investors and up to 1.00% for Class B share investors of the Fund's average daily net assets for distribution expenses actually incurred provided the expenses for which reimbursement is made are primarily intended to result in the sale of Fund shares and are approved by the Fund's Board of Directors. Expenses for which the Distributor may be reimbursed under the Plan include, but are not limited to, payments to investment brokers of the Distributor and to authorized dealers for distribution of shares of the Fund and for promotion of the maintenance of holdings by established stockholders and stockholder servicing.

J. J. B. Hilliard, W. L. Lyons, Inc., the Distributor, received sales charges of approximately $15,464 during the six months ended June 30, 2003. The Hilliard Lyons Profit Sharing Plan, as directed by each participant, owns 266,819 shares of the Fund as of June 30, 2003.

No compensation is paid by the Fund to officers and directors of the Fund who are affiliated with the Adviser or Hilliard-Lyons, Inc. The Fund pays each unaffiliated director an annual retainer of $5,000 and a fee of $1,000 for each Board or Committee meeting attended and certain expenses the directors incur in attending meetings. For the six months ended June 30, 2003 total fees paid were $20,750.

NOTE D -- PORTFOLIO TRANSACTIONS

For the six months ended June 30, 2003, purchases and proceeds from sale of investment securities (excluding short-term securities) were $7,090,636 and $10,924,500, respectively.

NOTE E -- CAPITAL TRANSACTIONS

                                                For the six
                                                Months ended    For the year
                                                  June 30,   ended December 31,
                                                    2003            2002
                                                ------------ ------------------
 CAPITAL TRANSACTIONS:
 Investor A shares:
    Proceeds from shares issued................ $ 1,036,484     $ 2,200,820
    Dividends reinvested.......................   1,026,895             -0-
    Shares redeemed............................  (3,356,052)     (7,637,569)
                                                -----------     -----------
    Change in net assets from Investor A share
      transactions............................. $(1,292,673)    $(5,436,749)
                                                ===========     ===========
 Investor B shares:
    Proceeds from shares issued................ $    99,556     $   490,609
    Dividends reinvested.......................     194,443             -0-
    Shares redeemed............................  (1,089,936)     (2,335,880)
                                                -----------     -----------
    Change in net assets from Investor B share
      transactions............................. $  (795,937)    $ 1,845,271
                                                ===========     ===========
 SHARE TRANSACTIONS:
 Investor A shares:
    Issued.....................................      43,770          77,322
    Reinvested.................................      42,103             -0-
    Redeemed...................................    (141,168)       (285,693)
                                                -----------     -----------
    Change in Investor A shares................     (55,295)       (208,371)
                                                ===========     ===========
 Investor B shares:
    Issued.....................................       4,334          17,396
    Reinvested.................................       8,266             -0-
    Redeemed...................................     (47,363)        (93,162)
                                                -----------     -----------
    Change in Investor B shares................     (34,763)        (75,766)
                                                ===========     ===========

NOTE F -- SUBSEQUENT EVENTS

PricewaterhouseCoopers LLP (PWC) served as independent auditors for the Fund until July 24, 2003, when PWC resigned as the Fund's independent auditors. PWC's report on the financial statements for the past year contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal year immediately preceding PWC's resignation, there have been no disagreements with PWC on any matter of accounting principle or practice, financial statement disclosure, or audit scope or procedure.

The Audit Committee of the Fund is currently considering proposals from other independent auditors.

                             FINANCIAL HIGHLIGHTS

   The following table includes selected data for a share of capital stock outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                                         Investor A
                                                      --------------------------------------------------------------------
                                                       For the Six
                                                      Months Ended                     For the Year Ended December 31,
                                                      June 30, 2003     --------------------------------------------------
                                                       (UNAUDITED)          2002         2001         2000        1999
                                                      -------------     -------      -------      -------      -------
Net asset value:
 Beginning of period.................................    $ 24.02        $ 30.89      $ 33.89      $ 33.71      $ 33.49
                                                         -------        -------      -------      -------      -------
Net investment income/(loss).........................      (0.07)         (0.08)       (0.12)       (0.06)        0.11
Net realized and unrealized gain(loss) on investments       1.35          (6.79)       (2.88)        0.24         0.98
                                                         -------        -------      -------      -------      -------
Total from investment operations.....................       1.28          (6.87)       (3.00)        0.18         1.09
                                                         -------        -------      -------      -------      -------
Less dividends from:
  Net investment income..............................      (0.00)         (0.00)       (0.00)       (0.00)       (0.09)
  Realized gains.....................................      (0.76)         (0.00)       (0.00)       (0.00)       (0.78)
Total distributions..................................      (0.76)         (0.00)       (0.00)       (0.00)       (0.87)
                                                         -------        -------      -------      -------      -------
Net asset value:
 End of Period.......................................    $ 24.54        $ 24.02      $ 30.89      $ 33.89      $ 33.71
                                                         =======        =======      =======      =======      =======
Total Investment Return (Excludes sales charge)......       5.30%***     (22.20%)      (8.85%)       0.53%        3.23%
SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to average net assets....       1.30%(f)**     1.29%(e)     1.25%(d)     1.29%(c)     1.29%(b)
Ratio of net investment income to average net assets.      (0.10%)(f)**   (0.32%)(e)   (0.36%)(d)   (0.17%)(c)    0.30%(b)
Portfolio turnover rate (g)..........................      30.75%         19.06%       19.05%       34.19%       24.60%
Net assets, end of period (000s ommitted)............    $34,369        $34,963      $51,402      $62,884      $87,293

                                                      --------


                                                      --------
                                                         1998
                                                      -------
Net asset value:
 Beginning of period................................. $ 30.29
                                                      -------
Net investment income/(loss).........................    0.20
Net realized and unrealized gain(loss) on investments    3.89
                                                      -------
Total from investment operations.....................    4.09
                                                      -------
Less dividends from:
  Net investment income..............................   (0.18)
  Realized gains.....................................   (0.71)
Total distributions..................................   (0.89)
                                                      -------
Net asset value:
 End of Period....................................... $ 33.49
                                                      =======
Total Investment Return (Excludes sales charge)......   13.58%
SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA
Ratio of operating expenses to average net assets....    1.25%(a)
Ratio of net investment income to average net assets.    0.64%(a)
Portfolio turnover rate (g)..........................   18.15%
Net assets, end of period (000s ommitted)............ $88,498

                                                                                       Investor B
                                                  --------------------------------------------------------------------
                                                   For the Six
                                                  Months Ended                     For the Year Ended
                                                  June 30, 2003                       December 31,
                                                   (UNAUDITED)     ----------------------------------------------
                                                                       2002         2001         2000         1999
                                                                   -------      -------      -------      -------
Net asset value:
 Beginning of period.............................    $23.25        $ 30.12      $ 33.31      $ 33.38      $ 33.33

                                                     ------        -------      -------      -------      -------
Net investment income/(loss).....................     (0.25)         (0.49)       (0.26)       (0.37)       (0.14)
Net realized and unrealized gain(loss) on
 investments.....................................      1.40          (6.38)       (2.93)        0.30         0.97

                                                     ------        -------      -------      -------      -------
Total from investment operations.................      1.15          (6.87)       (3.19)       (0.07)        0.83

                                                     ------        -------      -------      -------      -------
Less dividends from:
  Net investment income..........................     (0.00)         (0.00)       (0.00)       (0.00)       (0.00)
  Realized gains.................................     (0.76)         (0.00)       (0.00)       (0.00)       (0.78)
Total distributions..............................     (0.76)         (0.00)       (0.00)       (0.00)       (0.78)

                                                     ------        -------      -------      -------      -------
Net asset value:
 End of Period...................................    $23.64        $ 23.25      $ 30.12      $ 33.31      $ 33.38
                                                     ======        =======      =======      =======      =======
Total Investment Return (Excludes sales charge)..      4.91%***     (22.81%)      (9.61%)       (.21%)       2.44%
SIGNIFICANT RATIOS AND SUPPLEMENTAL
 DATA
Ratio of operating expenses to average net assets      2.05%(f)**     2.04%(e)     2.05%(d)     2.05%(c)     2.04%(b)
Ratio of net investment income to average net
 assets..........................................     (0.85%)(f)**   (1.07%)(e)   (1.15%)(d)   (0.93%)(c)   (0.44%)(b)
Portfolio turnover rate (g)......................     30.75%         19.06%       19.05%       34.19%       24.60%
Net assets, end of period (000s ommitted)........    $6,121        $ 6,827      $11,129      $10,395      $13,343

                                                  ----------
                                                  Period from
                                                   April 20,
                                                    1998* To
                                                  December 31,


Net asset value:
 Beginning of period.............................    $32.63

                                                     ------
Net investment income/(loss).....................     (0.02)
Net realized and unrealized gain(loss) on
 investments.....................................      1.57

                                                     ------
Total from investment operations.................      1.55

                                                     ------
Less dividends from:
  Net investment income..........................     (0.14)
  Realized gains.................................     (0.71)
Total distributions..............................     (0.85)

                                                     ------
Net asset value:
 End of Period...................................    $33.33
                                                     ======
Total Investment Return (Excludes sales charge)..      4.82%***
SIGNIFICANT RATIOS AND SUPPLEMENTAL
 DATA
Ratio of operating expenses to average net assets      2.05%(a)**
Ratio of net investment income to average net
 assets..........................................     (0.23%)(a)**
Portfolio turnover rate (g)......................     18.15%
Net assets, end of period (000s ommitted)........    $9,604

(a)Net of voluntary expense reimbursement and management fee waiver by the Advisor for B shares investors and net of voluntary management fee waiver by A share investors. If the Fund had borne all expenses that were assumed by the Advisor and had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.27% and .62% for A shares and 3.09% and (1.27%) for B shares, respectively, for the year ended December 31, 1998.
(b)Net of voluntary management fee waiver by the Advisor for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.32% and 0.28% for A shares and 2.34% and (0.74%) for B shares, respectively, for the year ended December 31, 1999.
(c)Net of voluntary management fee waiver by the Advisor for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.37% and (0.25%) for A shares and 2.58% and (1.46%) for B shares, respectively, for the year ended December, 31, 2000.
(d)Net of voluntary management fee waiver by the Advisor for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.44% and (.55%) for A shares and 2.57% and (1.67%) for B shares, respectively, for the year ended December 31, 2001.
(e)Net of voluntary management fee waiver by the Advisor for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.46% and (0.49%) for A shares and 2.68% and (1.71%) for B shares, respectively, for the year ended December 31, 2002.
(f)Net of voluntary management fee waiver by the Advisor for A and B share investors. If the Fund had paid the full management fee, the annualized ratios of expenses and net investment income to average net assets would have been 1.40% and (0.19%) for A shares and 2.28% and (1.08%) for B shares, respectively, for the (6) six months ended June 30, 2003.
(g)Portfolio turnover rate is calculated on the basis of the portfolios as a whole without distinguishing between the classes of shares issued.

*  Commencement of B shares
** Annualized
***Not annualized

--------------------------------------------------------------------------------
[LOGO] Hilliard Lyons Growth Fund
                              Semi-Annual Report
                                 June 30, 2003
                       J.J.B. Hilliard, W.L. Lyons, Inc.
                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400
                                (800) 444-1854
--------------------------------------------------------------------------------

                                   DIRECTORS

William A. Blodgett, Jr.
Stewart E. Conner
                    James R. Allen
                    John C. Owens

                                   OFFICERS

James R. Allen -- President
Joseph C. Curry, Jr. -- Vice President,   Treasurer
Dianna P. Wengler -- Asst. Secretary
Timothy Riordan -- Secretary

                                  DISTRIBUTOR

J.J.B. Hilliard, W.L. Lyons, Inc.
Hilliard Lyons Center
Louisville, Kentucky 40232-2760
(502) 588-8400
(800) 444-1854

                         TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02266

                                   AUDITORS

PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia PA. 19103

                                 LEGAL COUNSEL

Frost, Brown & Todd PLLC
3200 Providian Center
Louisville, Kentucky 40202

This report is intended for the information of share- holders of the Hilliard Lyons Growth Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

                              SEMI-ANNUAL REPORT
                                 June 30, 2003

ITEM 2.     CODE OF ETHICS.

            Not applicable to semi-annual reports.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable to semi-annual reports.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable to semi-annual reports.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not applicable to semi-annual reports.

ITEM 6.     [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable to semi-annual reports.

ITEM 8      [RESERVED]


ITEM 9.     CONTROLS AND PROCEDURES.

            (a) Within the 90-day period prior to the filing of this report, the registrant's management carried out an evaluation, with the participation of the Chief Executive Officer and Chief Financial Officer, of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based on their evaluation, the Chief Executive Officer and Chief Financial Officer believe that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

            (b) There have been no changes in the registrant's internal control over financial reporting during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.    EXHIBITS.

            (a)(1)  Not applicable to semi-annual reports.

            (a)(2)

            Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

            (b)

            Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               HILLIARD LYONS GROWTH FUND, INC.

By (Signature and Title)   /s/ Joseph C. Curry Jr.
                           -----------------------------------------------------
                           Joseph C. Curry Jr.
                           Vice President and Treasurer

Date                       August 28, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ James A. Allen
                           -----------------------------------------------------
                           James A. Allen
                           President and Chief Executive Officer

Date                       August 28, 2003


By (Signature and Title)   /s/ Joseph C. Curry Jr.
                           -----------------------------------------------------
                           Joseph C. Curry Jr.
                           Vice President and Treasurer

Date                       August 28, 2003